Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Impact on Previously Reported Financial Statement Balances Due to Adoption

A summary of the impact on previously reported financial statement balances due to the adoption is as follows:

	For the years ended December 31,
	2011		2010		2009
	Previously Reported	As Adjusted	Previously Reported	As Adjusted	Previously Reported	As Adjusted
Amortization of deferred acquisition costs	$424,781	$364,583	$418,890	$362,390	$415,986	$355,986
Commissions, premium taxes, and non-deferred acquisition expenses*	124,134	216,216	125,330	209,827	128,620	222,126
Income taxes	237,326	226,166	256,274	246,475	191,024	179,297
Income from continuing operations	518,340	497,616	522,293	504,095	386,052	364,273
Net income	517,885	497,161	517,064	498,866	404,953	383,174
Basic net income per share:
Continuing operations	$4.79	$4.60	$4.28	$4.13	$3.10	$2.93
Net income	4.78	4.59	4.24	4.09	3.25	3.08
Diluted net income per share:
Continuing operations	4.72	4.53	4.24	4.09	3.10	2.93
Net income	4.72	4.53	4.20	4.05	3.25	3.08

	As of December 31,
	2011		2010
	Previously Reported	As Adjusted	Previously Reported	As Adjusted
Deferred acquisition costs	$3,484,851	$2,916,732	$3,406,335	$2,869,546
Current and deferred income taxes payable	1,518,695	1,319,853	1,209,433	1,021,556
Accumulated other comprehensive income	549,423	549,916	22,958	23,092
Retained earnings	3,634,481	3,264,711	3,473,482	3,124,436
Shareholders’ equity	4,228,908	3,859,631	4,016,241	3,667,329

*	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.

Summary of Assumptions for Options Granted

A summary of assumptions for options granted in each of the three years 2009 through 2011 is as follows:

	2011	2010	2009
Volatility factor	42.3%	40.3%	29.6%
Dividend yield	1.0%	1.3%	2.4%
Expected term (in years)	4.66	4.74	4.72
Risk-free rate	2.0%	2.5%	2.6%